Business Combinations - Schedule of Intangible Assets and Amortization Periods (Details) $ in Thousands	Jun. 20, 2024 USD ($)
Flogistix
Business Combination [Line Items]
Cost Basis	$ 110,290
FPS
Business Combination [Line Items]
Cost Basis	194,000
Trade Name | Flogistix
Business Combination [Line Items]
Cost Basis	$ 16,650
Useful Life (years)	10 years
Trade Name | FPS
Business Combination [Line Items]
Cost Basis	$ 39,000
Useful Life (years)	10 years
Developed Technology | Flogistix
Business Combination [Line Items]
Cost Basis	$ 47,450
Useful Life (years)	20 years
Developed Technology | FPS
Business Combination [Line Items]
Cost Basis	$ 39,000
Useful Life (years)	10 years
Customer Relationships | Flogistix
Business Combination [Line Items]
Cost Basis	$ 46,190
Useful Life (years)	14 years
Customer Relationships | FPS
Business Combination [Line Items]
Cost Basis	$ 116,000
Useful Life (years)	9 years